Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN ACCESS FUNDS
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
(each a “Fund” and together “The Funds”)
(each a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated March 14, 2023 to the
Current Summary Prospectuses and Prospectus
The following changes are effective immediately:
The first footnote to the “Annual Fund Operating Expenses” table for each Fund is hereby deleted in its entirety and replaced with the following:
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds advised by J.P. Morgan Investment Management Inc. (JPMIM) This contract is in effect through 10/31/23.
The second sentence of the first paragraph under the “Risk/Return Summary — What are the Fund’s Main investment strategies?” section of the Summary Prospectus and Prospectus for each Fund and the second sentence of the first paragraph under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Access Balanced Fund” and the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Access Growth Fund” sections of the Prospectus are each hereby deleted and replaced with the following:
The Fund invests in mutual funds and exchange-traded funds (ETFs) that are advised by the Fund’s adviser or an affiliated investment adviser (“J.P. Morgan Funds”).
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Access Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN ACCESS FUNDS
JPMorgan Access Balanced Fund
(each a “Fund” and together “The Funds”)
(each a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated March 14, 2023 to the
Current Summary Prospectuses and Prospectus
The following changes are effective immediately:
The first footnote to the “Annual Fund Operating Expenses” table for each Fund is hereby deleted in its entirety and replaced with the following:
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds advised by J.P. Morgan Investment Management Inc. (JPMIM) This contract is in effect through 10/31/23.
The second sentence of the first paragraph under the “Risk/Return Summary — What are the Fund’s Main investment strategies?” section of the Summary Prospectus and Prospectus for each Fund and the second sentence of the first paragraph under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Access Balanced Fund” and the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Access Growth Fund” sections of the Prospectus are each hereby deleted and replaced with the following:
The Fund invests in mutual funds and exchange-traded funds (ETFs) that are advised by the Fund’s adviser or an affiliated investment adviser (“J.P. Morgan Funds”).
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Access Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN ACCESS FUNDS
JPMorgan Access Growth Fund
(each a “Fund” and together “The Funds”)
(each a series of JPMorgan Trust I)
(All Share Classes)
Supplement dated March 14, 2023 to the
Current Summary Prospectuses and Prospectus
The following changes are effective immediately:
The first footnote to the “Annual Fund Operating Expenses” table for each Fund is hereby deleted in its entirety and replaced with the following:
The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds advised by J.P. Morgan Investment Management Inc. (JPMIM) This contract is in effect through 10/31/23.
The second sentence of the first paragraph under the “Risk/Return Summary — What are the Fund’s Main investment strategies?” section of the Summary Prospectus and Prospectus for each Fund and the second sentence of the first paragraph under the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Access Balanced Fund” and the “More About the Funds — Additional Information About the Funds’ Investment Strategies — Access Growth Fund” sections of the Prospectus are each hereby deleted and replaced with the following:
The Fund invests in mutual funds and exchange-traded funds (ETFs) that are advised by the Fund’s adviser or an affiliated investment adviser (“J.P. Morgan Funds”).
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE